RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of related party transactions
A summary of balances due from related parties and affiliated companies at June 30, 2024 and December 31, 2023 is as follows:

(in thousands of $)	June 30,	December 31,
	2024	2023
Seatankers Services (UK) LLP	—	9
Seatankers Management Norway AS	18	—
Frontline Management (Bermuda) Limited	—	510
Frontline (Management) Cyprus Limited	513	8
Avance Gas AS	25	232
Sloane Square Capital Holdings Ltd	—	19
Paratus Management (UK) Limited	—	8
Receivables due from related parties and affiliated companies	556	786
A summary of balances due to related parties and affiliated companies at June 30, 2024 and December 31, 2023 is as follows:

(in thousands of $)	June 30,	December 31,
	2024	2023
Seatankers Management Co. Ltd	(29)	—
Frontline (Management) Cyprus Limited	(152)	—
Frontline Corporate Services Ltd	(23)	(26)
Flex LNG Fleet Management AS	(256)	(358)
Front Ocean Management AS	(11)	—
Payables due to related parties and affiliated companies	(471)	(384)
A summary of income from related parties and affiliated companies is as follows:

(in thousands of $)	Six months ended
	June 30,
	2024	2023
Seatankers Services (UK) LLP	6	—
Avance Gas AS	15	178
Sloane Square Capital Holdings Ltd	—	9
Total income from related parties and affiliated companies	21	187

A summary of expenses from related parties and affiliated companies is as follows:

(in thousands of $)	Six months ended
	June 30,
	2024	2023
Administrative service fees
Seatankers Management Co Ltd	(99)	(20)
Frontline Management (Bermuda) Limited	(96)	(83)
Frontline (Management) Cyprus Limited	(48)	—
Front Ocean Management AS	(273)	(211)
Front Ocean Management Ltd	(129)	(132)

Technical management fees
Flex LNG Fleet Management AS	(1,812)	(1,656)

Office facilities
Seatankers Management Norway AS	(17)	(35)
Total expenses from related parties and affiliated companies	(2,474)	(2,137)